Investment of the Plan and the Public Service Enterprise Group Incorporated Employee Savings Plan (Savings Plan) in the Master Trust - Schedule of Stable Value Fund (Details) - EBP 004 - USD ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2025		Dec. 31, 2024
EBP, Master Trust [Line Items]
Contract Value	$ 529,093		$ 597,259
BlackRock Financial Mgmt
EBP, Master Trust [Line Items]
Contract Value	$ 15,513		$ 11,043
BlackRock Financial Mgmt | Plan Interest in Master Employee Benefit Plan Trust
EBP, Master Trust [Line Items]
Effective Rate	3.63%		4.37%
Investment Contracts
EBP, Master Trust [Line Items]
Contract Value	$ 513,580		$ 586,216
Investment Contracts | Met Tower Life
EBP, Master Trust [Line Items]
Contract Value	$ 63,876	[1]	$ 72,880	[2]
Investment Contracts | Met Tower Life | Plan Interest in Master Employee Benefit Plan Trust
EBP, Master Trust [Line Items]
Effective Rate	2.75%	[1]	2.74%	[2]
Investment Contracts | Pacific Life Insurance
EBP, Master Trust [Line Items]
Contract Value	$ 91,391	[1]	$ 104,243	[2]
Investment Contracts | Pacific Life Insurance | Plan Interest in Master Employee Benefit Plan Trust
EBP, Master Trust [Line Items]
Effective Rate	2.84%	[1]	2.67%	[2]
Investment Contracts | Prudential Ins Co.
EBP, Master Trust [Line Items]
Contract Value	$ 88,600	[1]	$ 101,169	[2]
Investment Contracts | Prudential Ins Co. | Plan Interest in Master Employee Benefit Plan Trust
EBP, Master Trust [Line Items]
Effective Rate	2.64%	[1]	2.58%	[2]
Investment Contracts | RGA
EBP, Master Trust [Line Items]
Contract Value	$ 88,346	[1]	$ 100,903	[2]
Investment Contracts | RGA | Plan Interest in Master Employee Benefit Plan Trust
EBP, Master Trust [Line Items]
Effective Rate	2.65%	[1]	2.61%	[2]
Investment Contracts | Transamerica
EBP, Master Trust [Line Items]
Contract Value	$ 90,670	[1]	$ 103,529	[2]
Investment Contracts | Transamerica | Plan Interest in Master Employee Benefit Plan Trust
EBP, Master Trust [Line Items]
Effective Rate	2.67%	[1]	2.68%	[2]
Investment Contracts | Voya Retirement & Annuity Co.
EBP, Master Trust [Line Items]
Contract Value	$ 90,697	[1]	$ 103,492	[2]
Investment Contracts | Voya Retirement & Annuity Co. | Plan Interest in Master Employee Benefit Plan Trust
EBP, Master Trust [Line Items]
Effective Rate	2.74%	[1]	2.74%	[2]

[1]	Managed by INVESCO Institutional, Inc.
[2]	Managed by INVESCO Institutional, Inc.